Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

February 12, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FEG Absolute Access Fund I LLC (File Nos. 333-229108/811-22527)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is Pre-Effective Amendment No. 1 (the “Pre-Effective Amendment”) to the registration statement on Form N-2 filed on December 31, 2018 (the “Registration Statement”) of FEG Absolute Access Fund I LLC (the “Registrant”). The Pre-Effective Amendment is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “Securities Act”), and the applicable rules thereunder. The purpose of the Pre-Effective Amendment is to (1) update the exhibits to the Registration Statement; and (2) make other non-material changes to the Registration Statement. The Registrant notes that it will file under separate cover a request for acceleration of effectiveness of the Registration Statement to February 14, 2019.

Questions and comments may be directed to the undersigned at 215-988-3328.

Very truly yours,

/s/ Andrew E. Seaberg
Andrew E. Seaberg

cc:	Joshua B. Deringer